TAXES ON INCOME - Taxes on income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax [Abstract]
Current taxes	$ 4,442	$ 2,844	$ 2,265
Income tax expense	$ 4,442	$ 2,844	$ 2,265